Assets pledged as collateral - Schedule of assets pledged as collateral (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Financial Instruments Owned And Pledged As Collateral [Line Items]
Borrowing Securities And Securities Held As Collateral That Group Provides As Collateral For Liabilities Or Contingent Liabilities	₩ 6,165,555	₩ 4,680,816
Due from banking institutions | Shinhan Banks and others
Financial Instruments Owned And Pledged As Collateral [Line Items]
Carrying amount		₩ 1,293,930
Reasons of pledge		Borrowings from bank and others
Due from banking institutions | Shinhan Banks and others
Financial Instruments Owned And Pledged As Collateral [Line Items]
Carrying amount	₩ 1,163,138
Reasons of pledge	Borrowings from bank and others
Financial assets at fair value through profit or loss
Financial Instruments Owned And Pledged As Collateral [Line Items]
Carrying amount	₩ 19,024,219	₩ 18,473,401
Financial assets at fair value through profit or loss | The Korea Securities Depository and others
Financial Instruments Owned And Pledged As Collateral [Line Items]
Carrying amount	₩ 8,689,639	₩ 10,733,047
Reasons of pledge	Repurchase agreements	Repurchase agreements
Financial assets at fair value through profit or loss | The Korea Securities Depository and others
Financial Instruments Owned And Pledged As Collateral [Line Items]
Carrying amount	₩ 9,294,924	₩ 7,009,580
Reasons of pledge	Securities borrowing transactions	Securities borrowing transactions
Financial assets at fair value through profit or loss | Samsung Futures Inc. and others
Financial Instruments Owned And Pledged As Collateral [Line Items]
Carrying amount	₩ 1,039,656	₩ 730,774
Reasons of pledge	Derivatives transactions	Derivatives transactions
Financial assets at fair value through other comprehensive income
Financial Instruments Owned And Pledged As Collateral [Line Items]
Carrying amount	₩ 8,373,487	₩ 8,257,395
Financial assets at fair value through other comprehensive income | The Korea Securities Depository and others
Financial Instruments Owned And Pledged As Collateral [Line Items]
Carrying amount	₩ 2,048,029	₩ 2,216,165
Reasons of pledge	Repurchase agreements	Repurchase agreements
Financial assets at fair value through other comprehensive income | The Korea Securities Depository and others
Financial Instruments Owned And Pledged As Collateral [Line Items]
Carrying amount	₩ 1,523,593	₩ 1,322,998
Reasons of pledge	Securities borrowing transactions	Securities borrowing transactions
Financial assets at fair value through other comprehensive income | The Bank of Korea
Financial Instruments Owned And Pledged As Collateral [Line Items]
Carrying amount	₩ 2,843,426	₩ 2,837,452
Reasons of pledge	Borrowings from the Bank of Korea	Borrowings from the Bank of Korea
Financial assets at fair value through other comprehensive income | The Bank of Korea
Financial Instruments Owned And Pledged As Collateral [Line Items]
Carrying amount	₩ 1,249,049	₩ 1,610,691
Reasons of pledge	Settlement risk of the Bank of Korea	Settlement risk of the Bank of Korea
Financial assets at fair value through other comprehensive income | Samsung Futures Inc. and others
Financial Instruments Owned And Pledged As Collateral [Line Items]
Carrying amount	₩ 709,390	₩ 270,089
Reasons of pledge	Derivatives transactions	Derivatives transactions
Securities measured at amortized cost
Financial Instruments Owned And Pledged As Collateral [Line Items]
Carrying amount	₩ 9,704,231	₩ 9,339,444
Securities measured at amortized cost | The Korea Securities Depository and others
Financial Instruments Owned And Pledged As Collateral [Line Items]
Carrying amount	₩ 494,973	₩ 664,438
Reasons of pledge	Repurchase agreements	Repurchase agreements
Securities measured at amortized cost | The Bank of Korea
Financial Instruments Owned And Pledged As Collateral [Line Items]
Carrying amount	₩ 4,847,855	₩ 4,295,149
Reasons of pledge	Borrowings from the Bank of Korea	Borrowings from the Bank of Korea
Securities measured at amortized cost | The Bank of Korea
Financial Instruments Owned And Pledged As Collateral [Line Items]
Carrying amount	₩ 3,948,622	₩ 3,677,922
Reasons of pledge	Settlement risk of the Bank of Korea	Settlement risk of the Bank of Korea
Securities measured at amortized cost | Samsung Futures Inc. and others
Financial Instruments Owned And Pledged As Collateral [Line Items]
Carrying amount	₩ 144,014	₩ 103,748
Reasons of pledge	Derivatives transactions	Derivatives transactions
Securities measured at amortized cost | Others
Financial Instruments Owned And Pledged As Collateral [Line Items]
Carrying amount	₩ 268,767	₩ 598,187
Reasons of pledge	Others	Others
Loans | Others
Financial Instruments Owned And Pledged As Collateral [Line Items]
Carrying amount	₩ 9,659,575	₩ 10,699,721
Reasons of pledge	Covered bond and others	Covered bond
Real estate
Financial Instruments Owned And Pledged As Collateral [Line Items]
Carrying amount	₩ 49,523,203	₩ 49,544,833
Real estate | LGIM COMMERCIAL LENDING Ltd and others
Financial Instruments Owned And Pledged As Collateral [Line Items]
Carrying amount	₩ 1,598,553	₩ 1,480,942
Reasons of pledge	Borrowings from bank and others	Borrowings from bank and others